Document and Entity Information	6 Months Ended
Jun. 30, 2014
Document Information [Line Items]
Document Type	S-1/A
Amendment Flag	false
Document Period End Date	Jun. 30, 2014
Entity Registrant Name	SUNGARD DATA SYSTEMS INC
Entity Central Index Key	0000789388
Entity Filer Category	Non-accelerated Filer